Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Operating activities
Net income	$ 621,085	$ 810,474	$ 616,757
Net (loss) income from discontinued operations	(25,390)	60,940	52,974
Net income from continuing operations	646,475	749,534	563,783
Adjustments to reconcile net income from continuing operations to net cash provided by operating activities:
Depreciation and amortization	257,263	227,584	152,808
Excess tax benefits from share-based compensation	(4,920)	(4,232)	(3,134)
Deferred income taxes	(55,939)	1,593	69,018
Share-based compensation	28,703	17,737	14,031
Realized currency and other divestiture losses	34,701	0	0
Gain on equity investment	(38,663)	0	0
Other operating activities	(17,589)	1,648	(18,097)
Changes in operating assets and liabilities:
Trade accounts receivable, net	(134,163)	(62,103)	(22,722)
Merchandise inventories, net	(54,765)	(74,148)	(19,813)
Trade accounts payable	82,739	357,097	89,543
Other short-term assets and liabilities	11,740	(100,616)	(12,713)
Other long-term assets and liabilities	76,937	(57,372)	(58,139)
Net cash provided by operating activities from continuing operations	832,519	1,056,722	754,565
Investing activities
Purchases of property, plant and equipment	(277,873)	(226,506)	(148,726)
Proceeds from sale of property, plant and equipment	24,387	14,391	18,346
Proceeds from divestitures of businesses	434,609	0	0
Acquisitions of businesses and other investing activities	(724,718)	(257,823)	(1,494,795)
Net cash used in investing activities from continuing operations	(543,595)	(469,938)	(1,625,175)
Financing activities
Proceeds from debt	5,037,168	5,064,291	6,630,294
Payments on debt	(4,897,769)	(5,124,265)	(4,350,222)
Payments on acquired debt of AAG	0	0	(833,775)
Share-based awards exercised	(11,413)	(10,227)	(5,239)
Dividends paid	(438,890)	(415,983)	(395,475)
Purchase of stock	(74,187)	(91,983)	(173,524)
Other financing activities	(871)	(30,663)	0
Net cash (used in) provided by financing activities from continuing operations	(385,962)	(608,830)	872,059
Net cash provided by operating activities from discontinued operations	59,491	88,442	60,478
Net cash used in investing activities from discontinued operations	(19,611)	(26,186)	(5,105)
Net cash provided by financing activities from discontinued operations	0	0	0
Net cash provided by discontinued operations	39,880	62,256	55,373
Effect of exchange rate changes on cash	603	(21,562)	15,198
Net (decrease) increase in cash and cash equivalents	(56,555)	18,648	72,020
Cash and cash equivalents at beginning of year	333,547	314,899	242,879
Cash and cash equivalents at end of year	276,992	333,547	314,899
Supplemental disclosures of cash flow information
Income taxes	303,736	236,536	298,827
Interest	$ 95,281	$ 102,131	$ 38,401